Rule 497(e)
File Nos. 333-145655; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-3739 - Group Variable Annuity Contracts (Rescission)

Supplement dated October 28, 2026 to Prospectus dated May 1, 2026

This Supplement is to update expense information for certain funds in the above-referenced product Prospectus.

Effective immediately, in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section, the Current Expenses for the following are hereby updated:

•Current expense for Hartford Healthcare HLS Fund - Class IA is updated to 0.94%
•Current expense for Hartford International Opportunities HLS Fund - Class IA is updated to 0.76%
•Current expense for Hartford MidCap HLS Fund - Class IA is updated to 0.76%
•Current expense for Hartford Small Company HLS Fund - Class IA is updated to 0.81%
•Current expense for Hartford Stock HLS Fund - Class IA is updated to 0.52%
•Current expense for Hartford Total Return Bond HLS Fund - Class IA is updated to 0.51%

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-60